Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of difference between tax expenses for the years and the expected income taxes based on the statutory rate [Table Text Block]
	For the year ended
	March 31, 2024	March 31, 2023	March 31, 2022
Combined statutory tax rate	27%	27%	27%
Expected income tax expense (recovery)	$(4,952,555)	$(4,061,841)	$(4,052,678)
Items not deductible for tax purposes	413,506	1,276,004	1,671,157
Difference in tax rate in other jurisdictions	(129,075)	(51,259)	(216,059)
Unrecognized deductible temporary differences and loss carryforwards	4,668,124	2,837,096	2,597,580
Deferred income tax expense (recovery)	$-	$-	$-

Disclosure of effect of the temporary differences giving rise to the deferred income tax assets [Table Text Block]
	As at
Deferred income tax assets	March 31, 2024	March 31, 2023
Non-capital loss carry-forwards	$13,409,149	$10,504,646
Capital assets	603,088	184,443
Right of use assets and lease liabilities	143,159	110,287
Warranty provision	313,610	557,217
Deferred revenue	(1,083,688)	-
Share issue costs	208,406	413,177
Other carryforward balances	697,502	94,199
Unrecognized deferred tax assets	(14,291,227)	(11,863,970)
Net deferred income tax asset	$-	$-